Property and Equipment, Net - Schedule of Estimated Useful Lives of Assets and Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,967	$ 1,837
Accumulated depreciation	(1,622)	(1,338)
Property and equipment, net	345	499
Computer Equipment and Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	373	367
Furniture, Fixtures, and Other
Property Plant And Equipment [Line Items]
Property and equipment, gross	768	719
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	377	377
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 449	$ 374